Leases (right of use assets) - Schedule of reconciliation of right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	€ 20,392	€ 41,603
Right of use assets	19,232	20,392
Revaluation due to variable payments	0	0
Termination of contracts	(1,100)	(22,539)
Right-of-use assets, ending period	19,232	20,392
Land, buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	20,141	41,365
Right of use assets	18,932	20,141
Additions	38	3,593
Amortization	(1,788)	(2,428)
Impairment charge	980
Revaluation due to variable payments	1,404
Termination of contracts	(1,246)	(22,516)
Exchange rate differences	(596)	127
Right-of-use assets, ending period	18,932	20,141
Manufacturing and laboratory equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	0	0
Right of use assets	0	0
Additions	0	0
Amortization	0	0
Impairment charge	0
Revaluation due to variable payments	0
Termination of contracts	0	0
Exchange rate differences	0	0
Right-of-use assets, ending period	0	0
Furniture, fittings and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	251	238
Right of use assets	300	251
Additions	199	189
Amortization	(135)	(141)
Impairment charge	0
Revaluation due to variable payments	0
Termination of contracts	(12)	(32)
Exchange rate differences	(3)	(2)
Right-of-use assets, ending period	300	251
Total assets
Disclosure of quantitative information about right-of-use assets [line items]
Additions	237	3,781
Amortization	(1,923)	(2,569)
Impairment charge	980
Revaluation due to variable payments	1,404
Termination of contracts	(1,258)	(22,548)
Exchange rate differences	€ (599)	€ 125